UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/09

Item 1.  Reports to Stockholders.

THE CURRENCY FUND

SEMI-ANNUAL REP0RT

JULY 31, 2009

CUSIP: 66537T547

Ticker Symbol: FOREX

1-888-898-4784

www.TheCurrencyFund.net

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Currency Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Semi-annual shareholder letter for The Currency Fund (Symbol: FOREX)

Performance:

Sarasota Capital Strategies commenced trading The Currency Fund on May 8th.

Overall, during the period of May 8th to July 31st, the goals of the fund had been achieved.  An overview of the total period follows.

The first week of May was a strong week for non US Dollar currencies, and, as a result, we legged into a seemingly overbought non US currency landscape beginning the second week of May.  As the momentum of the non US Dollar currencies continued, The Currency Fund returned a smooth line up 2.8% through June 2nd to $10.28 from a starting NAV of $10.00.  During that same period, the S&P 500 returned 2.0%, 20-30 year bonds were -3.5%, DB Commodities index was 9.9%, and the DJ Real Estate index was -0.5%.  The positioning of the fund in the asset class of currencies and active management reduced volatility and added return in a composite of these major asset classes.

Between June 2nd and July 10th, the major asset classes experienced a rather choppy period of time resulting in sharp reversals of the S&P 500 of -7.3%, DB Commodities index of -13.5%, DJ Real Estate index of -13.8%, and a rally in 20-30 year bonds of 5.1%.  This period was also choppy for most currencies, and presented a normal transitioning decline in our models.  Starting June 3rd, volatility in currencies picked up to the extent that most non US Dollar currencies and the US Dollar Index did not have 3 consecutive days up or 3 consecutive days down.  The final result in this period was that most major currencies trended lower relative to the US Dollar with exception of the Japanese Yen, and simultaneous with the US Dollar Index trading slightly positive.  Thus, the period did not present much in the way of opportunity in our currency universe.  During this period, the fund began reducing exposure in non US Dollar positions, raising cash to defensive levels (+35%), and increasing the allocation to the US Dollar Index and the Japanese Yen.  The result was The Currency Fund had a decline of -2.2% in the same period of the deep decline of the S&P 500, DB Commodities, DJ Real Estate and most non US Dollar currencies.  During this period, our positioning of the fund in the asset class of currencies coupled with the active management, reduced volatility, contained draw down and reduced loss in a composite of these major asset classes.

Between July 10th and July 31st, the major asset classes had another substantive reversal with the S&P 500 increasing 12.3%, DB Commodities up +11.1%, DJ Real Estate up 20%, while the 20-30 year bond gave up -1.5%.  In this period, we began reducing the US Dollar Index exposure, reducing cash, and increasing non US Dollar currency exposure.  From July 10th to July 31st the fund produced 1.9% as commodity currencies rallied and European currencies had slight gains, while the US Dollar Index and Japanese Yen declined.  Our positioning of the fund in the asset class of currencies reduced volatility while not substantially reducing the return in a composite of major asset classes.

During this time, global currencies are experiencing low interest rates and the current dividend rate of the fund is reflecting these conditions.  As rates increase or decrease, we expect dividend rates of the fund to track accordingly.

Sarasota Capital Strategies started this fund to give advisors and investors the opportunity to add a disciplined, actively managed, global currency product to their portfolios to fill the gap of the often overlooked currency asset class.

Market outlook:

The fund managers at Sarasota Capital Strategies use technical analysis, which we believe, are driven by global economic and socio-political events.  Thus, we do not try to give predictions, but do provide possible outcomes to the fund in broad future scenarios.

Simply, if the economic policies, productivity and inflationary behavior of the United States “fail” relative to the economic policies, productivity and inflationary behavior of most other countries, then the US Dollar will most likely fall relative to the currency of the comparison country, and vice-versa.  In addition to these major factors, is the proportional increase of massive currency volume occurring in trade settlements between countries around the globe in currencies other than the U.S. Dollar.

Another scenario:   if there is a second wave of global deleveraging and/or other events that adversely affect the future prospects of most other countries, then the US Dollar (and a few other currencies) could likely rise because of a “flight to quality.”

By prospectus, we have flexibility in the fund to entirely allocate to non US G-10 currencies, emerging market currencies, and gold in the conditions that the US Dollar is extremely weak.  Also, we have the flexibility to have 100% in the US Dollar in the extreme example of its strength.  More commonly, we will have a more balanced approach that will favor the non US Dollar currencies or US Dollar Index depending on price behavior and trends.  Thus, our total approach is to position the fund to participate in any global currency direction whether it is pro US Dollar or not.

Sincerely,

Ian Naismith

Anthony Welch

Investors should carefully consider the investment objectives, risks, charges and expenses of The Currency Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 888-898-4784. The prospectus should be read carefully before investing. The Currency Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

Mutual Funds involve risk including possible loss of principal.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

1101-NLD-9/24/2009

The Currency Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009
Shares	Security	Market Value
	EXCHANGE TRADED FUNDS - 91.24%

	ASSET ALLOCATION FUND - 72.71%
4,721	CurrencyShares Australian Dollar Trust	$ 395,667
2,393	CurrencyShares British Pound Sterling Trust	399,176
4,300	CurrencyShares Canadian Dollar Trust	398,739
4,031	CurrencyShares Euro Trust	574,297
2,400	CurrencyShares Japanese Yen Trust	252,096
2,477	CurrencyShares Mexican Peso Trust	187,757
2,100	CurrencyShares Swedish Krona Trust	291,228
3,600	CurrencyShares Swiss Franc Trust	335,880
42,800	PowerShares DB US Dollar Index Bullish Fund	998,096
15,092	WisdomTree Dreyfus Brazilian Real Fund	369,603
11,487	WisdomTree Dreyfus Chinese Yuan Fund	292,000
16,550	WisdomTree Dreyfus Emerging Currency Fund	354,170
11,114	WisdomTree Dreyfus Indian Rupee Fund	269,292
26,429	WisdomTree New Zealand Dollar Fund	604,695
13,128	WisdomTree South African Rand Fund	351,174
		6,073,870
	CLOSED END FUNDS - 2.05%
6,491	Global Income & Currency Fund	91,588
5,000	Nuveen Multi-Currency Short-Term Government Income Fund	79,350
		170,938
	COMMODITY FUND - 4.01%
9,770	PowerShares DB Gold Fund	335,013

The accompanying notes are an integral part of these financial statements.

The Currency Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
Shares	Security	Market Value
	DEBT FUND - 12.47%
2,400	Income & Currency Fund iShares Treasury Bond Fund	$ 248,400
2,400	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	251,136
8,005	SPDR Barclays Capital Short Term International Treasury Bond ETF	287,780
4,700	SPDR DB International Government Inflation Protected Bond ETF	254,693
		1,042,009

	TOTAL EXCHANGE TRADED FUNDS	7,621,830
	( Cost - $7,472,843)

	SHORT-TERM INVESTMENTS - 17.23%
1,439,433	Goldman Sachs Financial Square Funds Government Fund- 0.03%+	1,439,433

	TOTAL SHORT-TERM INVESTMENTS	1,439,433
	( Cost - $1,439,433)

	TOTAL INVESTMENTS - 108.47%
	( Cost - $8,912,276)	9,061,263
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.47%)	(707,875)
	NET ASSETS - 100.00%	$ 8,353,388

+ Variable rate security. Rate shown is as of July 31, 2009

The accompanying notes are an integral part of these financial statements.

The Currency Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2009

Assets:
Investments in Securities at Market Value (identified cost $8,912,276)	$ 9,061,263
Dividends and Interest Receivable	19
Receivable for Fund Shares Sold	507,643
Due from Investment Adviser	19,942
Total Assets	9,588,867

Liabilities:
Payable for Securities Purchased	1,196,999
Accrued Distribution Fees	4,268
Payable to Other Affiliates	13,320
Accrued Expenses and Other Liabilities	20,892
Total Liabilities	1,235,479

Net Assets (Unlimited shares of no par value interest authorized;
815,816 shares outstanding)	$ 8,353,388

Net Asset Value, Offering and Redemption Price Per Share
($8,353,388 / 815,816 shares of beneficial interest outstanding)	$ 10.24

Composition of Net Assets:
At July 31, 2009, Net Assets consisted of:
Paid-in-Capital	$ 8,195,162
Accumulated Net Realized Gain From Security Transactions	31,674
Accumulated Net Investment Loss	(22,435)
Net Unrealized Appreciation on Investments	148,987
Net Assets	$ 8,353,388

The accompanying notes are an integral part of these financial statements.

The Currency Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2009 *

Investment Income:
Dividend Income	$ 10,951
Interest Income	358
Total Investment Income	11,309

Expenses:
Investment Advisory Fees	25,098
Administration Fees	9,074
Registration & Filing Fees	7,562
Fund Accounting Fees	7,335
Transfer Agent Fees	5,294
Audit Fees	5,000
Distribution Fees	4,268
Chief Compliance Officer Fees	4,033
Legal Fees	3,781
Custody Fees	3,151
Printing Expense	2,521
Trustees' Fees	1,386
Insurance Expense	756
Miscellaneous Expenses	504
Total Expenses	79,763
Less: Fees Waived by Adviser	(46,019)
Net Expenses	33,744
Net Investment Loss	(22,435)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	31,674
Net Change in Unrealized Appreciation on Investments	148,987
Net Realized and Unrealized Gain on Investments	180,661

Net Increase in Net Assets Resulting From Operations	$ 158,226
___________
*For the period February 1, 2009 through April 30, 2009, the Fund had only one share outstanding and was not actively managed by the Adviser.

The accompanying notes are an integral part of these financial statements.

The Currency Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six months	For the period
	ended	ended
	July 31, 2009**	January 31, 2009*
Operations:	(Unaudited)
Net Investment Income (Loss)	$ (22,435)	$ 489
Net Realized Gain (Loss) on Investments	31,674	(2,747,309)
Net Change in Unrealized Appreciation on Investments	148,987	-

Net Increase (Decrease) in Net Assets
Resulting From Operations	158,226	(2,746,820)

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.00+ per share, respectively)	-	(489)
Return of Capital ($0.00 and $0.10 per share, respectively)	-	(40,398)
Total Distributions to Shareholders	-	(40,887)

Beneficial Interest Transactions:
Proceeds from Shares Issued (852,609 and 1,582,509
shares, respectively)	8,563,433	14,826,938
Distributions Reinvested (0 and 6,751 shares, respectively)	-	40,638
Cost of Shares Redeemed (36,793 and 1,589,259
shares, respectively)	(368,276)	(12,079,864)
Total Beneficial Interest Transactions	8,195,157	2,787,712

Increase in Net Assets	8,353,383	5

Net Assets:
Beginning of Period	5	-
End of Period (including accumulated net investment
loss of $22,435 and $0, respectively)	$ 8,353,388	$ 5
______
*Since February 21, 2008 (Commencement of Operations). During this period, the Fund was known as
Anchor Multi-Strategy Growth Fund and was managed by a different adviser under a substantially different investment strategy.
**For the period February 1, 2009 through April 30, 2009, the Fund had only one share outstanding and was not actively managed by the Adviser.
+Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

The Currency Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Six Months		February 21, 2008*
	Ended		through
	July 31, 2009**		January 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Increase From Operations:
Net investment income (loss) (a)	(0.03)		0.00	(d)
Net gain (loss) from securities
(both realized and unrealized)	0.27		(4.77)
Total from operations	0.24		(4.77)

Distributions to shareholders from:
Net investment income	-		0.00	(d)
Net realized gains	-		-
Return of capital	-		(0.10)
Total distributions	-		(0.10)

Net Asset Value, End of Period	$ 10.24		$ 5.13

Total Return (b)	2.40%		(47.84)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 8,353		$ -	+
Ratio of expenses to average net assets,
before reimbursement	4.67%	(c)	5.03%	(c)
net of reimbursement	1.95%		2.94%	(c)
Ratio of net investment income (loss) to average net assets	(1.30)%	(c)	0.01%	(c)
Portfolio turnover rate	127%		17,700%

__________
*Commencement of Operations. During this period, the Fund was known as Anchor Multi-Strategy
Growth Fund and was managed by a different adviser under a substantially different investment strategy.
**For the period February 1, 2009 through April 30, 2009, the Fund had only one share outstanding and was not actively managed by the Adviser.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Net investment income resulted in less than $0.005 per share.
+Net assets as of January 31, 2009 were $5.
^The Fund processed a 1.026 for 2 reverse stock split on the sole share outstanding as of February 1, 2009.

The accompanying notes are an integral part of these financial statements.

The Currency Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2009

1.

ORGANIZATION

The Currency Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.  The Fund commenced operations with Sarasota Capital Strategies, Inc. as the Fund’s Adviser on May 1, 2009.  Prior to that date, the Fund was known as the Anchor Multi-Strategy Growth Fund, which was advised by Anchor Capital Management Group, LLC under a substantially different investment strategy.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  Management has evaluated subsequent events through September 29, 2009, the date the financial statements were issued.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The Currency Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$7,621,830	-	-	$7,621,830
Short-Term Investments	$1,439,433	-	-	$1,439,433
Total	$9,061,263	-	-	$9,061,263

                                                           The Fund did not hold any Level 3 securities during the period.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund has adopted the provisions of FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be

The Currency Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Generally, the tax authorities can examine all tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Sarasota Capital Strategies, Inc. (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.47% of the average daily net assets of the Fund.  For the period ended July 31, 2009, the Adviser earned advisory fees of $25,098.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until November 30, 2009, so that the total annual operating expenses of the Fund do not exceed 1.95% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended July 31, 2009, the Adviser waived fees of $46,019, all of which will expire in 2012.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

The Currency Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $13,500, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2009, the Fund incurred expenses of $4,033 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended July 31, 2009, GemCom received $2,643 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the period ended July 31, 2009, the Fund incurred distribution fees of $4,268.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended July 31, 2009 amounted to $15,683,770 and $8,242,453 , respectively.  The cost basis of securities for financial reporting purposes was $8,912,276.  Gross unrealized appreciation and depreciation on investments as of July 31, 2009 aggregated $180,351 and $31,364, respectively.

The Currency Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2009

5.

New Accounting Pronouncement

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidelines contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

The Currency Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (5/1/09)	Ending Account Value (7/31/09)	Expenses Paid During the Period (5/1/09 to 7/31/09)
Actual	$1,000.00	$1,024.00	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,007.69	$4.93

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over  the period, multiplied by 92 days and divided by 365 (to reflect the number of days in the period ended July 31, 2009).

Portfolio Analysis

Percent of Net Assets*
Exchange Traded Funds	91.24%
Asset Allocation Fund	72.71%
Debt Fund	12.47%
Commodity Funds	4.01%
Closed-End Fund	2.05%
Short-Term Investments	17.23%
Liabilities in Excess of Other Assets	(8.47)%
Total	100.00%

                                                                                                              *As of July 31, 2009

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular meeting held on February 27, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement between the Trust and the Adviser, on behalf of The Currency Fund (the “Advisory Agreement”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s similarly managed accounts, and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance; however, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.47% annual advisory fee based on the average net assets of the Fund.  The Board discussed the comparison of advisory fees and total operating expense data and reviewed the Fund’s projected advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trust’s independent counsel explained the obligations of the Adviser and the basis for its compensation under the terms of its proposed Advisory Agreement. The Trust’s President discussed the Adviser’s investment philosophy for the Fund and its plans for raising assets.  The Trustees discussed the proposed management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable in light of the services to be provided.  The Trustees concluded that the Fund’s estimated expense ratio was acceptable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

Investment Adviser

Sarasota Capital Strategies, Inc.

460 South Tamiami Trail

Osprey, FL 34229

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68137

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-898-4784 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-898-4784

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/09/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/09/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/09/09